Wells, pipelines, properties, plant and equipment, net - Summary of Impairment in Cash Generating Units (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 63,264,978		$ 67,382,996		$ 107,773,089
Impairment	(64,475,573)		(103,736,696)		(139,056,243)
Pemex industrial transformation [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	561,370				43,519,422
Impairment	(32,714,562)		(71,761,571)		(1,275,480)
Net (impairment) reversal of impairment	192,230,147	$ (32,153,192)	197,332,486	$ (71,761,571)	144,971,590	$ 42,243,942
Pemex industrial transformation [member] | Madero Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment					7,721,233
Impairment	(13,216,074)		(18,412,687)
Net (impairment) reversal of impairment			6,799,072		27,840,687
Pemex industrial transformation [member] | Tula Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment					2,180,073
Impairment	(6,446,357)		(2,820,750)
Net (impairment) reversal of impairment	39,815,742		34,829,922		40,450,717
Pemex industrial transformation [member] | Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment					9,391,433
Impairment	(4,678,358)		(37,432,703)
Net (impairment) reversal of impairment	20,545,810		18,819,247		61,673,158
Pemex industrial transformation [member] | Salina Cruz Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment					13,535,526
Impairment	(3,263,131)
Net (impairment) reversal of impairment	31,909,325		30,422,588
Pemex industrial transformation [member] | Cadereyta Refinery [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(2,195,115)		(2,083,755)
Net (impairment) reversal of impairment	39,432,148		40,793,541
Pemex industrial transformation [member] | Salamanca Refinery [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(2,187,781)		(5,386,525)
Net (impairment) reversal of impairment	51,998,803		44,777,784
Pemex industrial transformation [member] | Cosoleacaque Petrochemical Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(726,631)
Pemex industrial transformation [member] | Cangrejera ethylene processor complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(1,115)		(1,484,489)
Net (impairment) reversal of impairment	625,255		11,493,567
Pemex industrial transformation [member] | Morelos Petrochemical complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	365,522				7,547,233
Impairment			(2,048,039)
Pemex industrial transformation [member] | Nuevo Pemex Gas Processor Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment			(1,080,831)
Pemex industrial transformation [member] | Ciudad Pemex Gas Processing Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment			(709,127)
Pemex industrial transformation [member] | Morelos Ethylene Processor Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment			(302,665)
Pemex industrial transformation [member] | Pajaritos Petrochemical Complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	195,848
Impairment					(1,275,480)
Pemex industrial transformation [member] | Cangrejera Petrochemical Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment					3,143,924
Pemex Logistics [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment			426,560		34,119,240
Impairment	(3,161,108)
Net (impairment) reversal of impairment	(3,161,108)		426,560		34,119,240
Pemex Logistics [member] | Vessel [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment			303,516
Impairment	(234,073)
Pemex Logistics [member] | Land transport (white pipelines) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment			$ 123,044
Pemex Logistics [member] | Pipelines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment					$ 34,119,240
Pemex Logistics [member] | Construction in progress [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	$ (2,927,035)